Shareholders equity - Stock-based payments - Exercise price (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments
Shareholders' equity
Options outstanding	822,046	745,962	836,427
Options exercisable	664,589	596,402
Weighted average life	5 years 10 months 6 days
C$40.87
Shareholders' equity
Exercise price | $ / shares	$ 40.87
Options outstanding	32,451
Options exercisable	32,451
Weighted average life	1 year 11 months 8 days
C$46.17
Shareholders' equity
Exercise price | $ / shares	$ 46.17
Options outstanding	75,000
Options exercisable	75,000
Weighted average life	1 year 7 months 17 days
C$55.58
Shareholders' equity
Exercise price | $ / shares	$ 55.58
Options outstanding	17,397
Options exercisable	17,397
Weighted average life	11 months 12 days
C$58.67
Shareholders' equity
Exercise price | $ / shares	$ 58.67
Options outstanding	20,000
Options exercisable	20,000
Weighted average life	3 years 7 months 20 days
C$59.52
Shareholders' equity
Exercise price | $ / shares	$ 59.52
Options outstanding	33,876
Options exercisable	33,876
Weighted average life	2 years 11 months 12 days
C$65.76
Shareholders' equity
Exercise price | $ / shares	$ 65.76
Options outstanding	55,853
Options exercisable	55,853
Weighted average life	3 years 11 months 12 days
C$75.45
Shareholders' equity
Exercise price | $ / shares	$ 75.45
Options outstanding	120,074
Options exercisable	120,074
Weighted average life	4 years 11 months 8 days
C$88.76
Shareholders' equity
Exercise price | $ / shares	$ 88.76
Options outstanding	45,082
Options exercisable	45,082
Weighted average life	6 years 7 months 20 days
C$94.57
Shareholders' equity
Exercise price | $ / shares	$ 94.57
Options outstanding	90,409
Options exercisable	90,409
Weighted average life	6 years 11 months 12 days
C$100.10
Shareholders' equity
Exercise price | $ / shares	$ 100.10
Options outstanding	84,523
Options exercisable	84,523
Weighted average life	5 years 11 months 8 days
C$129.32
Shareholders' equity
Exercise price | $ / shares	$ 129.32
Options outstanding	104,089
Options exercisable	69,393
Weighted average life	7 years 11 months 12 days
C$168.43
Shareholders' equity
Exercise price | $ / shares	$ 168.43
Options outstanding	81,698
Weighted average life	9 years 11 months 8 days
C$171.33
Shareholders' equity
Exercise price | $ / shares	$ 171.33
Options outstanding	61,594
Options exercisable	20,531
Weighted average life	8 years 11 months 8 days